BUSINESS ACQUISITION (Details Narrative) - Winvests Group Ltd [Member] - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Common stock, shares issued	17,411,217	16,510,563
Common stock, shares outstanding	17,411,217
Common stock, shares authorized	4,500,000,000	4,500,000,000
Total consideration paid	$ 2,020,978
Goodwill	1,010,489
Intangible assets, gross	$ 1,010,489